Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net income		$ 242,601	$ 206,434
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	[1]	218,688	210,950
Bad debt expense (recovery), net		743	(1,225)
Container write-off (recovery) from lessee default, net		1,910	(4,835)
Unrealized loss (gain) on financial instruments, net		326	(4,681)
Amortization of unamortized debt issuance costs and accretion of bond discounts		7,710	7,153
Debt termination expense			15,078
Gain on sale of owned fleet containers, net		(61,914)	(51,222)
Share-based compensation expense		5,315	4,208
Changes in operating assets and liabilities		122,272	1,757
Total adjustments		295,050	177,183
Net cash provided by operating activities		537,651	383,617
Cash flows from investing activities:
Purchase of containers and fixed assets		(385,087)	(1,689,588)
Payments on container leaseback financing receivable		(533,867)	(18,705)
Proceeds from sale of containers and fixed assets		143,849	112,745
Receipt of principal payments on container leaseback financing receivable		42,806	21,081
Net cash used in investing activities		(732,299)	(1,574,467)
Cash flows from financing activities:
Proceeds from debt		989,650	4,229,756
Payments on debt		(640,063)	(3,199,942)
Payment of debt issuance costs		(4,326)	(21,107)
Proceeds from container leaseback financing liability, net			16,305
Principal repayments on container leaseback financing liability, net		(599)	(3,128)
Issuance of preferred shares, net of underwriting discount			290,550
Purchase of treasury shares		(133,775)	(45,789)
Issuance of common shares upon exercise of share options		4,460	6,789
Dividends paid on common shares		(35,278)
Dividends paid on preferred shares		(14,906)	(4,433)
Purchase of noncontrolling interest			(21,500)
Other			(654)
Net cash provided by financing activities		165,163	1,246,847
Effect of exchange rate changes		(455)	(108)
Net (decrease) increase in cash, cash equivalents and restricted cash		(29,940)	55,889
Cash, cash equivalents and restricted cash, beginning of the year		282,572	205,165
Cash, cash equivalents and restricted cash, end of the period		252,632	261,054
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized loss and settlement of derivative instruments		104,844	115,454
Income taxes paid		257	1,559
Receipt of payments on finance leases, net of income earned		143,317	47,490
Supplemental disclosures of noncash operating activities:
Receipt of marketable securities from a lessee			5,789
Right-of-use asset for leased properties			272
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases		(134,447)	51,147
Containers placed in finance leases		$ 217,659	$ 902,748

[1]	Amounts for the period ended September 30, 2021 have been reclassified to conform with the 2022 presentation (see Note 2 (g) “Reclassifications and Changes in Presentation”).